INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	Highland Income Fund

Shares		Value ($)
Common Stocks — 62.2%
COMMUNICATION SERVICES — 1.2%
194,300	Telesat(a)(b)	1,670,980
27,134	TerreStar Corporation(b)(c)(d)(e)	9,776,651

		11,447,631

CONSUMER DISCRETIONARY — 0.0%
1,450	Toys ‘R’ Us(b)(c)(d)	13,895

ENERGY — 0.0%
1,118,286	Value Creation, Inc.(b)(c)(d)	—

GAMING/LEISURE — 0.6%
34,512	LLV Holdco LLC - Series A, Membership Interest(b)(c)(d)(f)	5,565,738
436	LLV Holdco LLC - Series B, Membership Interest(b)(c)(d)(f)	70,257

		5,635,995

HEALTHCARE — 2.4%
12,026,660	CCS Medical Inc.(b)(c)(d)(f)	22,285,401

MATERIALS — 0.1%
299,032	MPM Holdings, Inc.(b)	1,495,160

REAL ESTATE — 57.9%
1,474,379	Allenby(b)(c)(d)(f)	—
10,359,801	Claymore(b)(c)(d)(f)	—
844,371	Elme Communities(a)	15,080,466
574,004	Healthcare Realty Trust, Class A(a)	11,095,497
68,862	Independence Realty Trust, Inc.(a)(g)	1,103,858
2,356,665	IQHQ, Inc.(b)(c)(d)	55,593,728
1,275,616	NexPoint Diversified Real Estate Trust REIT(f)	13,240,894
4,372,286	NexPoint Real Estate Finance(a)(f)	68,513,718
186,372	NexPoint Residential Trust, Inc.(a)(f)	8,138,865
32,203	NexPoint Storage Partners, Inc.(b)(c)(d)(f)	38,663,114
2,276,658	NFRO Holdings, LLC(b)(c)(d)(f)	56,916,455
90,436,434	NFRO REIT SUB II, LLC(b)(c)(d)(f)	122,114,509
46,794,245	NFRO REIT SUB, LLC(b)(c)(d)(f)	61,402,473
3,167,381	NFRO SFR REIT, LLC(b)(c)(d)(f)	89,851,789

		541,715,366

	Total Common Stocks (Cost $892,180,591)	582,593,448

Principal Amount ($)
U.S. Senior Loans (h) — 24.8%
COMMUNICATION SERVICES — 0.9%
8,775,054	TerreStar Corporation, Term Loan D, 1st Lien, 02/27/28 (c)(d)	8,748,729
63,619	TerreStar Corporation, Term Loan H, 1st Lien, 02/28/24 (c)(d)	63,428
68,187	TerreStar Corporation, Term Loan, 1st Lien, 02/28/24 (c)(d)	67,983

		8,880,140

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
ENERGY — 0.7%
6,403,998	Quarternorth Energy Holding, Term Loan, 2nd Lien, 08/27/26	6,391,990

GAMING/LEISURE — 1.5%
15,473,255	LLV Holdco LLC, Revolving Exit Loan, 12/31/23 (c)(d)(f)	13,833,090

HEALTHCARE — 2.8%
16,657,339	Carestream Health Inc., Term Loan, 1st Lien, 09/30/27	9,940,267
15,977,051	CCS Medical Inc., Junior Credit Term Loan, 1st Lien, 01/04/27 (c)(d)(f)	15,897,166

		25,837,433

INFORMATION TECHNOLOGY — 6.4%
61,411,237	EDS Legacy Partners, LIBOR USD 3 Month + 2.750%, 12/14/23 (c)(d)(f)	59,637,763

REAL ESTATE — 12.2%
65,000,000	NexPoint SFR Operating Partnership, LP, 05/24/27 (c)(d)(f)	63,590,800
6,400,000	NHT Operating Partnership LLC Convertible Promissory Note, 09/30/42 (c)(d)(f)	5,798,400
42,777,343	NHT Operating Partnership LLC Secured Promissory Note, 02/14/27 (c)(d)(f)	38,756,273
6,500,000	NREF Operating IV REIT Sub, LLC, (c)(d)(f)	6,500,000

		114,645,473

RETAIL — 0.3%
3,476,791	GNC Holdings LLC, Term Loan, 2nd Lien, 10/07/26	3,231,242

	Total U.S. Senior Loans (Cost $271,461,086)	232,457,131

Collateralized Loan Obligations — 10.4%
5,800,000	ACAS CLO, Series 2018-1A, Class FRR ICE LIBOR USD 3 Month + 7.910%, 12.70%, 10/18/2028 (i)(j)	3,292,273
2,000,000	Apex Credit CLO, Series 2019-1A, Class D ICE LIBOR USD 3 Month + 7.100%, 11.89%, 4/18/2032 (i)(j)	1,640,000
1,500,000	Atlas Senior Loan Fund, Series 2017-8A, Class F ICE LIBOR USD 3 Month + 7.150%, 11.94%, 1/16/2030 (i)(j)	814,125

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2023	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,400,000	Atlas Senior Loan Fund XII, Series 2018-12A, Class E ICE LIBOR USD 3 Month + 5.950%, 10.77%, 10/24/2031 (i)(j)	1,569,600
1,250,000	Cathedral Lake CLO, Series 2017-1A, Class DR ICE LIBOR USD 3 Month + 7.250%, 12.04%, 10/15/2029 (i)(j)	888,875
2,000,000	Cathedral Lake VII, Series 2021-7RA, Class E ICE LIBOR USD 3 Month + 7.770%, 12.56%, 1/15/2032 (i)(j)	1,640,000
5,462,500	CIFC Funding, Series 2013-2A, Class SUB 0.00%, 10/18/2030 (i)(j)(k)	874,000
3,324,756	CIFC Funding, Series 2014-4RA, Class SUB 0.00%, 1/17/2035 (i)(j)(k)(l)	782,980
3,000,000	CIFC Funding, Series 2015-1A, Class SUB 0.00%, 1/22/2031 (i)(j)(k)(l)	592,500
1,000,000	CIFC Funding, Series 2018-1A, Class ER2 ICE LIBOR USD 3 Month + 5.850%, 10.64%, 1/18/2031 (i)(j)	840,000
2,500,000	CIFC Funding, Series 2014-1A, Class SUB 0.00%, 1/18/2031 (i)(j)(k)	475,000
3,000,000	Covenant Credit Partners CLO III, Series 2017-1A, Class F ICE LIBOR USD 3 Month + 7.950%, 12.74%, 10/15/2029 (i)(j)	1,815,000
1,537,000	Dryden 36 Senior Loan Fund, Series 2019-36A, Class ER2 ICE LIBOR USD 3 Month + 6.880%, 11.67%, 4/15/2029 (i)(j)	1,374,846
4,000,000	Eaton Vance CLO, Series 2019-1A, Class F ICE LIBOR USD 3 Month + 8.250%, 13.04%, 4/15/2031 (i)(j)	3,200,000
32,017,613	FREMF Mortgage Trust, Series 2021-KF112, Class CS SOFR30A + 6.250%, 10.78%, 1/25/2031 (i)(j)	31,557,360
5,450,000	Galaxy XXVI CLO, Series 2018-26A, Class F ICE LIBOR USD 3 Month + 8.000%, 12.91%, 11/22/2031 (i)(j)	4,305,500
1,000,000	GoldenTree Loan Management US CLO 3, Series 2018-3A, Class F ICE LIBOR USD 3 Month + 6.500%, 11.31%, 4/20/2030 (i)(j)	768,750

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,500,000	GoldenTree Loan Opportunities IX, Series 2018-9A, Class FR2 ICE LIBOR USD 3 Month + 7.640%, 12.44%, 10/29/2029 (i)(j)	2,005,000
2,125,000	ICG US CLO, Series 2022-1A, Class DJ TSFR3M + 5.730%, 10.37%, 7/20/2035 (i)(j)	2,014,819
4,000,000	Jay Park CLO, Ltd., Series 2018-1A, Class ER ICE LIBOR USD 3 Month + 7.350%, 12.16%, 10/20/2027 (i)(j)	3,590,000
3,000,000	KKR CLO 18, Series 2017-18, Class E ICE LIBOR USD 3 Month + 6.450%, 11.24%, 7/18/2030 (i)(j)	2,677,500
1,400,000	Madison Park Funding XX, Series 2018-20A, Class ER ICE LIBOR USD 3 Month + 5.300%, 10.11%, 7/27/2030 (i)(j)	1,206,240
2,350,000	Madison Park Funding XXIV, Series 2019-24A, Class ER TSFR3M + 7.462%, 12.10%, 10/20/2029 (i)(j)	2,237,905
2,000,000	Madison Park Funding XXIX, Series 2018-29A, Class F ICE LIBOR USD 3 Month + 7.570%, 12.36%, 10/18/2030 (i)(j)	1,660,000
1,000,000	Madison Park Funding XXX, Series 2018-30A, Class F ICE LIBOR USD 3 Month + 6.850%, 11.64%, 4/15/2029 (i)(j)	865,000
490,000	Magnetite VII, Ltd., Series 2018-7A, Class ER2 ICE LIBOR USD 3 Month + 6.500%, 11.29%, 1/15/2028 (i)(j)	426,300
2,500,000	Man GLG US CLO, Series 2018-1A, Class DR ICE LIBOR USD 3 Month + 5.900%, 10.71%, 4/22/2030 (i)(j)	1,901,875
4,000,000	Northwoods Capital XII-B, Ltd., Series 2018-12BA, Class F ICE LIBOR USD 3 Month + 8.170%, 13.04%, 6/15/2031 (i)(j)	2,600,000
2,900,000	OHA Credit Partners XII, Series 2018-12A, Class FR ICE LIBOR USD 3 Month + 7.680%, 12.50%, 7/23/2030 (i)(j)	2,391,340
3,110,000	OZLM XXII, Ltd., Series 2018-22A, Class E ICE LIBOR USD 3 Month + 7.390%, 12.18%, 1/17/2031 (i)(j)	1,959,300
2,000,000	Park Avenue Institutional Advisers CLO, Series 2021-2A, Class E ICE LIBOR USD 3 Month + 7.010%, 11.80%, 7/15/2034 (i)(j)	1,760,000

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2023	Highland Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
3,150,000	Saranac CLO III, Ltd., Series 2018-3A, Class ER ICE LIBOR USD 3 Month + 7.500%, 12.45%, 6/22/2030 (i)(j)	1,759,275
2,000,000	Symphony CLO XXVI, Series 2021-26A, Class ER ICE LIBOR USD 3 Month + 7.500%, 12.31%, 4/20/2033 (i)(j)	1,830,000
5,955,627	THL Credit Wind River, Series 2014-2A, Class SUB 0.00%, 1/15/2031 (i)(j)(k)(m)	1,074,991
2,269,304	TICP CLO I-2, Series 2018-IA, Class E ICE LIBOR USD 3 Month + 8.000%, 12.82%, 4/26/2028 (i)(j)	2,011,284
1,000,000	Vibrant CLO 1X, Series 2018-9A, Class D ICE LIBOR USD 3 Month + 6.250%, 11.06%, 7/20/2031 (i)(j)	740,000
1,275,000	Voya CLO, Series 2018-2A, Class DR TSFR3M + 5.862%, 10.52%, 4/25/2031 (i)(j)	976,268
1,000,000	Webster Park CLO, Series 2018-1A, Class ER ICE LIBOR USD 3 Month + 7.750%, 12.56%, 7/20/2030 (i)(j)	787,500
3,000,000	Zais CLO 3, Ltd., Series 2018-3A, Class DR ICE LIBOR USD 3 Month + 6.910%, 11.70%, 7/15/2031 (i)(j)	2,002,500
3,300,000	Zais CLO 8, Ltd., Series 2018-1A, Class E ICE LIBOR USD 3 Month + 5.250%, 10.04%, 4/15/2029 (i)(j)	2,392,500

	Total Collateralized Loan Obligations (Cost $115,374,051)	97,300,406

Shares
LLC Interest — 6.7%
957	NEXLS LLC(c)(d)(f)	53,550,516
10,000,000	SFR WLIF III, LLC(c)(d)(f)	9,408,770

	Total LLC Interest (Cost $47,084,362)	62,959,286

Units
Warrants — 4.2%
ENERGY — 4.2%
5,801	Arch Resources, Expires 10/08/2023(b)	476,958
85,465	Quarternorth Energy Holding Inc. Tranche 1, Expires 08/27/2029(b)	876,016
164,598	Quarternorth Energy Holding Inc. Tranche 2, Expires 08/27/2029(b)	1,399,083

Units		Value ($)
Warrants (continued)
ENERGY (continued)
257,538	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029(b)	36,377,243

	Total Warrants (Cost $31,433,055)	39,129,300

Shares
Preferred Stock — 3.5%
FINANCIALS — 0.5%
3,980	Eastland CLO 1.00%, 05/01/2022(c)(d)	33,299
34,500	Eastland CLO II (b)(c)(d)(n)(o)	288,648
8,860	Gleneagles CLO, 12/30/2049(b)(c)(d)(n)	90,998
40,000	Granite Point Mortgage Trust REIT 7.00%(o)(p)	660,000
62,600	Grayson CLO, 11/01/2021(b)(c)(d)(n)	567,987
150,977	NexPoint Real Estate Finance REIT 8.50%(f)(g)(o)	3,049,735
12,553	Rockwall CDO, 08/01/2024(b)(c)(d)(n)	75,155
4,800	Rockwall CDO (b)(c)(d)(n)(o)	10,055

		4,775,877

HEALTHCARE — 2.4%
414,378	Apnimed (b)(c)(d)(n)(o)	4,600,010
2,361,111	Sapience Therapeutics Inc 8.00%(b)(c)(d)(o)	7,862,500
3,440,476	Sapience Therapeutics Inc, Class B 8.00%(b)(c)(d)(o)	9,736,547

		22,199,057

REAL ESTATE — 0.6%
325,976	Braemar Hotels & Resorts, Inc. 5.50%(a)(b)(o)	5,222,135
47,300	Wheeler Real Estate Investment Trust 8.75%(b)(o)(q)	591,250
82,301	Wheeler Real Estate Investment Trust 9.00%(b)(o)	137,443

		5,950,828

	Total Preferred Stock (Cost $75,904,189)	32,925,762

Exchange-Traded Funds — 1.8%
109,265	Direxion Daily S&P 500 Bull 3X	7,996,013
293,675	ProShares UltraPro QQQ (g)	8,299,255

		16,295,268

	Total Exchange-Traded Funds (Cost $13,863,380)	16,295,268

Principal Amount ($)
Corporate Bonds & Notes — 0.4%
COMMUNICATION SERVICES — 0.0%
3,100	iHeartCommunications, Inc. 6.38%, 05/01/26	2,739

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2023	Highland Income Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS — 0.4%
4,000,000	South Street Securities Funding LLC 6.25%, 12/30/26 (j)	3,480,000

INDUSTRIALS — 0.0%
7,500,000	American Airlines 12/31/49 (c)(d)(k)(m)(r)	—

UTILITIES — 0.0%
15,222,107	Bruce Mansfield Pass-Through Trust 6.85%, 06/01/34 (m)	—

	Total Corporate Bonds & Notes (Cost $4,078,767)	3,482,739

Shares
Master Limited Partnership — 0.2%
ENERGY — 0.2%
179,200	Energy Transfer L.P. (a)	2,234,624

	Total Master Limited Partnership (Cost $1,869,174)	2,234,624

Registered Investment Company — 0.1%
86,246	Highland Global Allocation Fund (a)(f)	779,664

	Total Registered Investment Company (Cost $525,447)	779,664

Rights — 0.0%
UTILITIES — 0.0%
4,933	Texas Competitive Electric Holdings Co., LLC (b)	6,104

	Total Rights (Cost $–)	6,104

Principal Amount ($)
Repurchase Agreements(s)(t) — 0.9%
1,939,420	BofA 4.820%, dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $1,940,199 (collateralized by U.S. Government and Treasury obligations, ranging in par value $39,297 - $932,282, 1.500% - 3.000%, 11/01/2049 – 02/01/2051; with total market value $1,978,208)	1,939,420

Principal Amount ($)		Value ($)
Repurchase Agreements(s)(t) (continued)
1,939,420	Citigroup 4.810%, dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $1,940,197 (collateralized by U.S. Government and Treasury obligations, ranging in par value $16 - $566,394, 1.500% - 7.000%, 12/26/2024 – 03/20/2053; with total market value $1,978,208)	1,939,420
1,939,420	HSBC 4.800%, dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $1,940,196 (collateralized by U.S. Government and Treasury obligations, ranging in par value $5,181 - $1,231,045, 0.000% - 6.500%, 06/15/2024 – 02/15/2053; with total market value $1,978,208)	1,939,420
1,939,420	RBC 4.820%, dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $1,940,199 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0 - $399,944, 0.000% - 6.375%, 04/06/2023 – 02/20/2053; with total market value $1,978,208)	1,939,420
355,973	Deutsche 4.820%, dated 03/31/2023 to be repurchased on 04/03/2023, repurchase price $356,116 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0 - $17,393, 1.500% - 7.000%, 02/01/2026 – 04/01/2053; with total market value $363,093)	355,973

	Total Repurchase Agreements (Cost $8,113,653)	8,113,653

Total Investments - 115.2%		1,078,277,385

(Cost $1,461,887,755)

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2023	Highland Income Fund

Shares		Value ($)
Securities Sold Short— (0.8)%
Common Stock — (0.8)%
INFORMATION TECHNOLOGY — (0.8)%
(41,100)	Texas Instruments, Inc. (a)	(7,645,011)

	Total Common Stocks (Proceeds $4,920,256)	(7,645,011)

	Total Securities Sold Short - (0.8)% (Proceeds $4,920,256)	(7,645,011)

Other Assets & Liabilities, Net - (14.4)%		(134,664,244)

Net Assets - 100.0%		935,968,130

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $40,352,444.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $761,372,127, or 81.3% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $761,372,127, or 81.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2023. Please see Notes to Investment Portfolio.

(e)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
TerreStar Corporation	Common Stock	3/16/2018	$3,093,276	$9,776,651	1.0%

(f)	Affiliated issuer. Assets with a total aggregate fair value of $757,565,390, or 80.9% of net assets, were affiliated with the Fund as of March 31, 2023.
(g)

Securities (or a portion of securities) on loan. As of March 31, 2023, the fair value of securities loaned was $8,025,338. The loaned securities were secured with cash and/or securities collateral of $8,199,268. Collateral is calculated based on prior day’s prices.

(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2023, the LIBOR USD 3 Month rate was 5.19%. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(j)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2023, these securities amounted to $100,780,406 or 10.8% of net assets.

(k)	No interest rate available.
(l)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(m)	The issuer is, or is in danger of being, in default of its payment obligation.
(n)	There is currently no rate available.
(o)	Perpetual security with no stated maturity date.
(p)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2023.

(q)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Represents value held in escrow pending future events. No interest is being accrued.
(s)	Tri-Party Repurchase Agreement.
(t)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2023 was $8,113,653.
(u)	As of March 31, 2023, $7,572,264 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)
As of March 31, 2023	Highland Income Fund

Reverse Repurchase Agreement outstanding as of March 31, 2023 were as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Repurchase Amount	Principal Amount	Value
Mizuho Securities	FREMF Mortgage Trust, Series 2021- KF103, Class CS, 11/02/2022	6.8	3/23/2023	$(19,259,000)	$(19,259,000)	$(19,259,000)

Total Reverse Repurchase Agreement					$(19,259,000)	$(19,259,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2023	Highland Income Fund

Organization

Highland Income Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On September 25, 2017, the Fund acquired the assets of Highland Floating Rate Opportunities Fund (the “Predecessor Fund”), a series of Highland Funds I, a Delaware statutory trust. The Fund is the successor to the accounting and performance information of the Predecessor Fund.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by NexPoint and approved by the Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2023	Highland Income Fund

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity,

including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)
As of March 31, 2023	Highland Income Fund

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund for the period ended March 31, 2023:

Issuer	Shares at December 31, 2022	Beginning Value as of December 31, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Realized Gain/(Loss) on Sales $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of March 31, 2023 $	Shares at March 31, 2023	Affiliated Income $
Majority Owned, Not Consolidated
Allenby (Common Stocks)	1,474,379	—	—	—	—	—	—	—	1,474,379	—
Claymore (Common Stocks)	10,359,801	—	—	—	—	—	—	—	10,359,801	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	27,528,327	37,670,005	475,385	—	—	—	37,177	38,182,567	28,003,711	454,290
EDS Legacy Partners (U.S. Senior Loans)	61,411,237	59,271,980	—	—	—	—	365,783	59,637,763	61,411,237	1,573,663
Highland Global Allocation Fund (Registered Investment Company)	48,649	458,274	375,218	—	—	—	(53,828)	779,664	86,246	18,576
LLV Holdco LLC (U.S. Senior Loans & Common Stocks)	15,508,203	19,469,085	—	—	—	—	—	19,469,085	15,508,203	193,415
NEXLS LLC (LLC Interest)	882	49,601,366	3,790,000	—	—	—	159,150	53,550,516	957	—
NexPoint Diversified Real Estate Trust REIT (Common Stocks)	1,275,616	14,299,655	—	—	—	—	(1,058,761)	13,240,894	1,275,616	191,342
NexPoint Real Estate Finance REIT (Common Stocks & Preferred Stock)	4,523,263	72,294,165	—	—	—	—	(730,712)	71,563,453	4,523,263	3,075,223
NexPoint Residential Trust, Inc. (Common Stocks)	186,372	8,110,910	—	—	(52,279)	—	80,234	8,138,865	186,372	27,469
NexPoint SFR Operating Partnership, LP (U.S. Senior Loans)	65,000,000	63,590,800	—	—	—	—	—	63,590,800	65,000,000	1,218,750
NexPoint Storage Partners, Inc. (Common Stocks)	32,203	38,663,114	—	—	—	—	—	38,663,114	32,203	—
NFRO Holdings, LLC (Common Stocks)	—	—	56,916,455	—	—	—	—	56,916,455	2,276,658	—
NFRO REIT SUB II, LLC, NFRO REIT SUB, LLC, NFRO SFR REIT, LLC (Common Stocks)	139,114,085	333,165,821	10,987,738	—	(52,304,709)	—	(18,480,079)	273,368,771	140,398,060	11,211,955
NHT Operating Partnership LLC Convertible Promissory Note (U.S. Senior Loans)	6,400,000	5,798,400	—	—	—	—	—	5,798,400	6,400,000	13,974
NHT Operating Partnership LLC Secured Promissory Note (U.S. Senior Loans)	42,777,343	38,769,231	—	—	—	—	(12,958)	38,756,273	42,777,343	1,261
NREF Operating IV REIT Sub, LLC (U.S. Senior Loans)	—	—	6,500,000	—	—	—	—	6,500,000	6,500,000	21,666
SFR WLIF I, III, LLC (LLC Interest)	10,000,000	9,408,770	—	—	—	—	—	9,408,770	10,000,000	469,739

Total	385,640,360	750,571,576	79,044,796	—	(52,356,988)	—	(19,693,994)	757,565,390	396,214,049	18,471,323